Income Taxes - Summary of Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	[1],[2]	Dec. 31, 2013	[3],[4]
Income Tax Rate Reconciliation [Line Items]
Total tax benefit	$ 59	[1],[2]	$ (15)		$ (2,827)
Carve-Out [Member]
Income Tax Rate Reconciliation [Line Items]
Total tax benefit	$ 57

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations